Commitments and Contingencies - Summary of Shipbuilding Contracts for Ships (Details) - Expedition Ships	6 Months Ended
Jun. 30, 2026
Expedition Ship III
Disclosure of commitments and contingencies [line items]
Expected Delivery	2030
Expedition Ship IV
Disclosure of commitments and contingencies [line items]
Expected Delivery	2031